John Hancock
Government Income Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 90.0%				$275,953,496
(Cost $277,103,046)
U.S. Government 51.4%				157,668,231
U.S. Treasury
Bond	1.125	05-15-40	4,000,000	3,436,250
Bond	1.125	08-15-40	1,600,000	1,368,500
Bond	1.375	08-15-50	4,100,000	3,422,859
Bond	1.875	02-15-41	4,500,000	4,403,672
Bond	1.875	02-15-51	1,700,000	1,609,688
Bond	2.000	02-15-50	2,100,000	2,045,613
Bond	2.375	11-15-49	9,175,000	9,696,111
Bond	2.500	02-15-45	4,500,000	4,841,191
Bond	2.875	05-15-43	3,800,000	4,367,180
Bond	3.125	08-15-44	7,475,000	8,938,173
Note	0.125	01-31-23	4,000,000	3,999,531
Note	0.125	02-28-23	8,000,000	8,000,000
Note	0.125	01-15-24	23,500,000	23,404,531
Note	0.375	01-31-26	36,000,000	35,415,003
Note	0.625	08-15-30	12,450,000	11,623,242
Note	0.750	01-31-28	22,300,000	21,773,859
Note	1.125	02-15-31	3,000,000	2,926,406
Note	1.750	12-31-24	6,100,000	6,396,422
U.S. Government Agency 38.6%				118,285,265
Federal Home Loan Bank
Note	0.650	02-26-26	6,000,000	5,949,072
Note	0.700	01-28-26	3,000,000	2,975,458
Note	0.900	02-26-27	3,000,000	2,951,988
Note	1.125	02-25-28	3,000,000	2,977,352
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	3,336,723	3,390,573
30 Yr Pass Thru	2.500	09-01-50	3,397,828	3,536,662
30 Yr Pass Thru	3.000	04-01-43	813,606	881,765
30 Yr Pass Thru	3.500	12-01-44	2,609,428	2,857,001
30 Yr Pass Thru	3.500	02-01-47	868,032	935,672
30 Yr Pass Thru	3.500	06-01-49	1,006,377	1,071,929
30 Yr Pass Thru	4.000	12-01-40	498,931	550,414
30 Yr Pass Thru	4.000	01-01-41	573,047	632,258
30 Yr Pass Thru	4.000	01-01-41	598,051	659,903
30 Yr Pass Thru	4.000	11-01-43	923,834	1,025,187
30 Yr Pass Thru	4.000	12-01-46	894,661	981,280
30 Yr Pass Thru	4.000	06-01-47	841,696	923,878
Note	0.640	11-24-25	3,000,000	3,000,433
Note	0.700	12-23-25	5,000,000	4,965,909
Note	0.800	10-27-26	3,000,000	2,954,916
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	924,058	981,042
30 Yr Pass Thru (A)	2.000	TBA	8,200,000	8,278,060
30 Yr Pass Thru	2.000	09-01-50	3,415,855	3,459,667
30 Yr Pass Thru	2.000	10-01-50	1,487,864	1,511,178
30 Yr Pass Thru (A)	2.500	TBA	4,000,000	4,147,812
30 Yr Pass Thru	2.500	07-01-50	874,968	910,555
30 Yr Pass Thru	2.500	08-01-50	3,297,802	3,444,504
30 Yr Pass Thru	2.500	09-01-50	1,485,039	1,545,299
30 Yr Pass Thru	2.500	09-01-50	3,309,405	3,464,896
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	10-01-50	1,169,454	$1,225,131
30 Yr Pass Thru	2.500	10-01-50	2,893,580	3,005,120
30 Yr Pass Thru	3.000	10-01-49	1,928,652	2,049,101
30 Yr Pass Thru	3.000	11-01-49	1,845,945	1,961,229
30 Yr Pass Thru	3.500	07-01-43	1,483,857	1,624,562
30 Yr Pass Thru	3.500	03-01-44	669,134	731,747
30 Yr Pass Thru	3.500	01-01-45	3,171,751	3,497,287
30 Yr Pass Thru	3.500	04-01-45	2,828,473	3,087,840
30 Yr Pass Thru	3.500	05-01-48	1,048,924	1,150,026
30 Yr Pass Thru	4.000	09-01-40	1,366,811	1,506,431
30 Yr Pass Thru	4.000	12-01-40	911,733	1,004,802
30 Yr Pass Thru	4.000	09-01-41	1,031,843	1,142,514
30 Yr Pass Thru	4.000	10-01-41	1,020,403	1,134,311
30 Yr Pass Thru	4.000	01-01-42	529,114	588,179
30 Yr Pass Thru	4.000	07-01-42	1,297,983	1,442,877
30 Yr Pass Thru	4.000	11-01-42	2,411,800	2,670,478
30 Yr Pass Thru	4.000	11-01-43	2,250,507	2,513,687
30 Yr Pass Thru	4.000	12-01-43	1,081,184	1,193,430
30 Yr Pass Thru	4.500	08-01-40	951,877	1,066,860
30 Yr Pass Thru	4.500	06-01-41	1,790,889	2,006,100
30 Yr Pass Thru	4.500	07-01-41	1,648,670	1,846,791
30 Yr Pass Thru	4.500	11-01-41	297,940	333,930
30 Yr Pass Thru	4.500	02-01-42	1,053,503	1,178,786
30 Yr Pass Thru	4.500	04-01-48	1,239,240	1,363,375
Note	0.625	04-22-25	5,000,000	5,011,182

Note	0.650	12-17-25	3,000,000	2,984,826
Collateralized mortgage obligations 8.0%				$24,442,142
(Cost $26,249,344)
Commercial and residential 1.2%				3,591,246
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.620	08-15-45	3,668,474	56,978
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,635,755	73,539
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	1,693,144	1,819,924
Series 2019-1, Class MA	3.500	07-25-58	1,273,293	1,371,402
Series 2020-2, Class MA	2.000	11-25-59	263,608	269,403
U.S. Government Agency 6.8%				20,850,896
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	2,502,278	2,655,877
Series 4459, Class CA	5.000	12-15-34	71,576	78,994
Series K017, Class X1 IO	1.284	12-25-21	3,286,183	16,266
Series K018, Class A2	2.789	01-25-22	1,673,912	1,705,022
Series K018, Class X1 IO	1.224	01-25-22	2,822,910	18,882
Series K022, Class X1 IO	1.176	07-25-22	8,414,988	100,328
Series K026, Class X1 IO	0.954	11-25-22	4,104,129	51,904
Series K030, Class X1 IO	0.168	04-25-23	45,405,533	148,912
Series K032, Class A1	3.016	02-25-23	475,640	488,437
Series K038, Class X1 IO	1.114	03-25-24	6,493,187	188,069
Series K048, Class X1 IO	0.236	06-25-25	4,984,573	48,103
Series K050, Class X1 IO	0.319	08-25-25	71,643,126	969,281
Series K053, Class X1 IO	0.885	12-25-25	27,492,973	1,037,725
Series K054, Class X1 IO	1.169	01-25-26	21,386,249	1,084,803
Series K716, Class A2	3.130	06-25-21	385,465	386,776
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K718, Class X1 IO	0.575	01-25-22	19,047,147	$54,330
Series K720, Class X1 IO	0.517	08-25-22	61,874,623	264,669
Series K722, Class X1 IO	1.307	03-25-23	25,864,387	505,605
Series K725, Class A1	2.666	05-25-23	1,019,794	1,043,503
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,083,019
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	63,128	65,660
Series 2013-40, Class DG	2.000	06-25-37	93,066	93,085
Series 2014-44, Class DA	3.000	07-25-36	1,066,428	1,143,616
Series 2014-49, Class CA	3.000	08-25-44	685,368	724,099
Series 2018-M7, Class A1 (C)	3.052	03-25-28	1,790,712	1,949,641
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	1,255,629	32,875
Series 2013-30, Class A	1.500	05-16-42	256,112	257,970
Series 2015-7, Class IO	0.543	01-16-57	8,143,867	258,595
Series 2017-109, Class IO	0.519	04-16-57	2,103,906	83,146
Series 2017-124, Class IO	0.658	01-16-59	1,809,568	90,329
Series 2017-140, Class IO	0.570	02-16-59	808,984	38,411
Series 2017-20, Class IO	0.693	12-16-58	3,336,853	152,996
Series 2017-41, Class IO	0.698	07-16-58	2,129,573	101,988
Series 2017-46, Class IO	0.623	11-16-57	2,043,433	97,760
Series 2017-54, Class IO	0.585	12-16-58	14,466,715	700,405
Series 2017-61, Class IO	0.700	05-16-59	1,392,579	73,863
Series 2017-74, Class IO	0.582	09-16-58	1,900,351	76,388
Series 2017-89, Class IO	0.699	07-16-59	2,498,048	147,907
Series 2018-114, Class IO	0.562	04-16-60	2,398,183	133,826
Series 2018-68, Class A	2.850	04-16-50	371,873	382,193
Series 2018-9, Class IO	0.537	01-16-60	1,963,224	95,266
Series 2020-118, Class IO	1.047	06-16-62	3,655,282	308,913
Series 2020-119, Class IO	0.812	08-16-62	1,684,589	129,020
Series 2020-120, Class IO	0.883	05-16-62	3,652,126	292,266
Series 2020-137, Class IO	0.850	09-16-62	2,651,366	206,589

Series 2020-170, Class IO	0.886	11-16-62	3,419,016	283,584
Asset backed securities 1.1%				$3,474,109
(Cost $3,413,611)
Asset backed securities 1.1%				3,474,109
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	0.358	07-25-36	100,846	100,628
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	1,230,093	1,267,615
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.348	10-25-36	747,389	736,642
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	71,628	72,927
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	56,752	57,647
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	782,813	799,080
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.718	02-25-57	439,570	439,570

	Yield (%)	Shares	Value
Short-term investments 9.0%			$27,611,616
(Cost $27,613,509)
Short-term funds 9.0%			27,611,616
John Hancock Collateral Trust (E)	0.1222(F)	2,759,616	27,611,616

4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $334,379,510) 108.1%	$331,481,363
Other assets and liabilities, net (8.1%)	(24,733,061)
Total net assets 100.0%	$306,748,302

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-21.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	91	Long	Jun 2021	$20,104,746	$20,089,672	$(15,074)
						$(15,074)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
6	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$275,953,496	—	$275,953,496	—
Collateralized mortgage obligations	24,442,142	—	24,442,142	—
Asset backed securities	3,474,109	—	3,474,109	—
Short-term investments	27,611,616	$27,611,616	—	—
Total investments in securities	$331,481,363	$27,611,616	$303,869,747	—
Derivatives:
Liabilities
Futures	$(15,074)	$(15,074)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,759,616	$5,396,628	$165,675,869	$(143,454,818)	$(4,370)	$(1,693)	$11,485	—	$27,611,616
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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